Investment Objectives and Goals - Simplify Gamma Emerging Market Bond ETF	Aug. 14, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - SIMPLIFY GAMMA EMERGING MARKET BOND ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Gamma Emerging Market Bond ETF (the “Fund”) seeks income and capital appreciation.